Average Annual Total Returns - Voya Russell Large Cap Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Top 200® Index 1 Yr		Class ADV Russell Top 200® Index 5 Yrs		Class ADV Russell Top 200® Index 10 Yrs		Class ADV Russell Top 200® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Top 200® Index 1 Yr		Class I Russell Top 200® Index 5 Yrs		Class I Russell Top 200® Index 10 Yrs		Class I Russell Top 200® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Top 200® Index 1 Yr		Class S Russell Top 200® Index 5 Yrs		Class S Russell Top 200® Index 10 Yrs		Class S Russell Top 200® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell Top 200® Index 1 Yr		Class S2 Russell Top 200® Index 5 Yrs		Class S2 Russell Top 200® Index 10 Yrs		Class S2 Russell Top 200® Index Since Inception
Total	21.24%	15.44%	13.67%		Mar. 10, 2008	22.37%	[1]	16.42%	[1]	14.63%	[1]	[1]	21.86%	16.01%	14.26%		Mar. 10, 2008	22.37%	[1]	16.42%	[1]	14.63%	[1]	[1]	21.58%	15.73%	13.95%		Mar. 10, 2008	22.37%	[1]	16.42%	[1]	14.63%	[1]	[1]	21.37%	15.56%	13.79%		Feb. 27, 2009	22.37%	[1]	16.42%	[1]	14.63%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.